RELATED PARTIES BALANCES AND TRANSCATIONS (Tables)	12 Months Ended
Dec. 31, 2017
Related party transactions [abstract]
Disclosure of transactions between related parties
During the year ended December 31, 2017, 2016 and 2015, the Company recognized revenues for 5,590, 6,462 and 6,655, respectively, as follows:

	For the year ended December 31,
	2017	2016	2015

Acceleration eMarketing	—	—	12
Added Value	13	790	361
Blue State Digital	—	—	41
Burson Marsteller	—	59	261
Fbiz Comunicação Ltda.	—	—	267
Geometry Global	—	—	2
Grey Global Group Inc.	1,238	1,182	1,011
Group M Worldwide Inc	521	822	868
IBOPE Argentina	—	244	6
IBOPE Pesquisa de Mídia Ltda	—	—	288
JWT	1,043	919	957
Kantar Group	791	674	282
Kantar Retail	93	93	69
Mindshare	—	—	71
Ogilvy & Mather Brasil Comunication	1,677	611	—
Qualicorp	—	—	275
Rockfish Interactive Corporation	—	—	77
Tenthavenue Media ltd	—	—	69
TNS	30	579	1,086
Young & Rubicam	—	366	652
Mercado Libre S.R.L.	—	100	—
Mirum Inc.	41	—	—
Coretech	—	23	—
Total	5,590	6,462	6,655
The Company provides software and consultancy services to certain WPP subsidiaries and other related parties. WPP is a shareholder of the Company. Outstanding receivable balances as of December 31, 2017 and 2016 are as follows:

	As of December 31,
	2017	2016

Added Value	—	2
Grey Global Group Inc.	104	98
Group M Worldwide Inc	44	59
JWT	77	241
Kantar Operations	—	13
Kantar Retail	23	8
Mercado Libre S.R.L.	9	43
TNS	206	111
Total	463	575
The remuneration of directors and other members of key management personnel during each of the three years are as follows:

	For the year ended December 31,
	2017	2016	2015

Salaries and bonuses	4,507	4,432	4,211
Total	4,507	4,432	4,211